Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue.
Schedule of revenue

	Year ended December 31,
	2021			2020
	$			$
	Contracts			Contracts
	with			with
	customers	Leasing	Total	customers	Leasing	Total

Capital equipment	3,150	—	3,150	4,581	—	4,581
Recurring - non-capital	3,293	430	3,723	2,409	314	2,723
	6,443	430	6,873	6,990	314	7,304